                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578
                                                       Expires: May 31, 2007
                                                       Estimated average burden
                                                       hours per response: 21.09
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 11/30/06

Item 1. Schedule of Investments.

                         GOVERNMENT & AGENCY PORTFOLIO
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                            LIQUID ASSETS PORTFOLIO
                               TREASURY PORTFOLIO
                              STIC PRIME PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o November 30, 2006

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              STIT-QTR-1 11/06            A I M Advisors, Inc.

GOVERNMENT & AGENCY PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)



                                         PRINCIPAL
                                          AMOUNT
                          MATURITY         (000)                  VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--
  28.37%

FEDERAL FARM CREDIT BANK--3.18%

Floating Rate Bonds,
  5.18%(a)                 08/01/07     $     90,000           $ 89,988,384
---------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)--
  7.55%

Unsec. Bonds,
  5.25%                    02/28/07           50,000             50,000,000
---------------------------------------------------------------------------
  5.55%                    08/08/07           44,000             43,993,956
---------------------------------------------------------------------------
  5.51%                    09/05/07           45,000             45,000,000
---------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                    12/20/06           25,000             24,984,038
---------------------------------------------------------------------------
  5.27%                    11/21/07           50,000             49,984,803
===========================================================================
                                                                213,962,797
===========================================================================

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--12.94%

Series M006, Class A,
  Taxable Multifamily
  VRD Ctfs., 5.35%(a)(b)   10/15/45           21,769             21,769,448
---------------------------------------------------------------------------
Unsec. Disc. Notes, (c)
  4.75%                    12/15/06           11,839             11,817,131
---------------------------------------------------------------------------
  4.73%                    12/29/06           25,000             24,908,008
---------------------------------------------------------------------------
  5.02%                    01/18/07           30,000             29,799,120
---------------------------------------------------------------------------
  5.13%                    03/13/07           40,000             39,418,487
---------------------------------------------------------------------------
  4.98%                    04/17/07           20,000             19,620,967
---------------------------------------------------------------------------
  4.99%                    05/01/07           25,000             24,476,743
---------------------------------------------------------------------------
Unsec. Floating Rate
  Global Notes, 5.26% (a)  06/19/07           45,000             45,001,303
---------------------------------------------------------------------------
Unsec. Floating  Rate
  Medium   Term Global
  Notes, 5.17%(a)          09/27/07           75,000             74,968,896
---------------------------------------------------------------------------
Unsec. Global Notes,
  2.70%                    03/16/07           25,000             24,827,630
---------------------------------------------------------------------------
Unsec. Medium Term
  Notes, 5.35%             11/21/07           50,000             50,000,000
===========================================================================
                                                                366,607,733
===========================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)--4.70%

Unsec. Disc. Notes,(c)
  5.11%                    03/23/07           50,000             49,205,111
---------------------------------------------------------------------------
  5.10%                    04/09/07           50,000             49,086,250
---------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%                    01/12/07           35,000             34,931,201
===========================================================================
                                                                133,222,562
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $803,781,476)                                       803,781,476
===========================================================================
    TOTAL INVESTMENTS (excluding
      Repurchase Agreements)--28.37%
      (Cost $803,781,476)                                       803,781,476
---------------------------------------------------------------------------
===========================================================================



                                                  REPURCHASE
                                                    AMOUNT           VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--71.92(d)%

ABN AMRO Bank N.V., Joint agreement
  dated 11/30/06, aggregate maturing
  value $250,036,806 (collateralized by
  U.S.  Government & Treasury obligations
  valued at $255,000,830; 0%-6.75%,
  04/13/07-03/15/31) 5.30%, 12/01/06              $140,020,611     $140,000,000
-------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement
  dated 11/30/06, aggregate maturing value
  $519,216,889 (collateralized by U.S.
  Government obligations valued at
  $529,526,314; 0%-6.13%, 03/28/07-11/16/26)
  5.30%, 12/01/06                                  278,051,132      278,010,203
-------------------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open agreement with
  no specific maturity date (collateralized by
  U.S. Government obligations valued at
  $103,008,399; 0%-11.25%,
  12/01/06-07/15/36) 5.30%(e)                               --      100,000,000
-------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
  dated 11/30/06, aggregate maturing
  value $250,036,806 (collateralized by U.S.
  Government obligations valued
  at $255,000,952; 2.75%-5.25%,
  04/19/07-02/24/11) 5.30%, 12/01/06               140,020,611      140,000,000
-------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
  dated 11/30/06, aggregate maturing value
  $600,088,333 (collateralized by U.S.
  Government obligations valued at $612,002,963;
  0%-9.80%, 07/15/08-07/15/29) 5.30%, 12/01/06     400,058,889      400,000,000
-------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC, Joint
  agreement dated 11/30/06, aggregate maturing
  value $150,022,083 (collateralized by U.S.
  Government obligations valued at
  $155,966,230; 0%, 08/18/16-04/04/36)
  5.30%, 12/01/06                                  140,020,611      140,000,000
-------------------------------------------------------------------------------


                                                  REPURCHASE
                                                    AMOUNT           VALUE
--------------------------------------------------------------------------------

Deutsche Bank Securities Inc., Joint
  agreement dated 11/30/06,
  (collateralized by U.S.
  Treasury obligations valued at
  $150,022,083; 3.00-6.30%,
  03/28/07-12/13/24) 5.30%, 12/01/06              $140,020,611    $  140,000,000
--------------------------------------------------------------------------------
Fortis Securities LLC, Joint
  agreement dated 11/30/06, aggregate
  maturing value $275,040,486
  (collateralized by U.S. Government
  & Treasury obligations valued at
  $280,500,942; 0%-4.75%,
  11/03/09-02/15/15) 5.30%, 12/01/06               140,020,611       140,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint agreement
  dated 11/30/06, aggregate maturing
  value $250,036,736 (collateralized
  by U.S. Government obligations valued
  at $255,000,722; 3.75%-6.75%,
  08/18/09-09/15/29) 5.29%, 12/01/06               140,020,572       140,000,000
--------------------------------------------------------------------------------
RBC Capital Markets, Joint agreement
  dated 11/30/06, aggregate maturing value
  $500,073,611 (collateralized by U.S.
  Government obligations valued at
  $510,000,351; 0%-6.55%,
  05/30/07-11/14/36) 5.30%, 12/01/06               140,020,611       140,000,000
--------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement
  dated 11/30/06, aggregate maturing value
  $500,073,611(collateralized by U.S.
  Government & Treasury obligations
  valued at $510,003,574; 0%-9.13%,
  01/15/07-11/15/27) 5.30%, 12/01/06               140,020,611       140,000,000
--------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement
  dated 11/30/06, aggregate maturing
  value $500,073,611 (collateralized by
  U.S. Government obligations valued at
  $510,003,257; 0%-6.63%,
  04/18/11-11/15/30) 5.30%, 12/01/06               140,020,611       140,000,000
--------------------------------------------------------------------------------
       Total Repurchase Agreements
           (Cost $2,038,010,203)                                   2,038,010,203
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.29%
  (Cost $2,841,791,679) (f)                                        2,841,791,679
================================================================================
--------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES--(0.29)%                               (8,175,288)
================================================================================
-------------------------------------------------------------------------------

NET ASSETS--100.00%                                               $2,833,616,391
===============================================================================
-------------------------------------------------------------------------------

Investment Abbreviations:

Ctfs.  --Certificates

Disc.  --Discounted

Unsec. --Unsecured

VRD    --Variable Rate Demand

Notes to Schedule of Investments:

(a) Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2006.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days' notice.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) Principal amount equals value at period end. See Note 1D.

(e) Open joint repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(f) Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-2

GOVERNMENT & AGENCY PORTFOLIO

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

GOVERNMENT TAXADVANTAGE PORTFOLIO




SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)



                                         PRINCIPAL
                                          AMOUNT
                          MATURITY         (000)                  VALUE
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--100.21%

FEDERAL FARM CREDIT BANK--13.47%

Floating Rate Bonds,
  5.18%(a)                08/01/07       $   9 ,000            $   8,998,839
----------------------------------------------------------------------------
Unsec. Floating Rate
  Bonds,
  5.22%(a)                03/01/07           4,050                 4,050,117
----------------------------------------------------------------------------
  5.21%(a)                10/03/07          20,000                20,003,329
============================================================================
                                                                  33,052,285
============================================================================

FEDERAL HOME LOAN BANK (FHLB)--
  86.74%
Unsec. Bonds,
  5.25%                   02/28/07          14,000                14,000,000
----------------------------------------------------------------------------
  5.55%                   08/08/07           5,500                 5,499,244
----------------------------------------------------------------------------
Unsec. Notes, 5.18%(b)    12/01/06         117,600               117,600,000
----------------------------------------------------------------------------
Unsec. Disc. Notes,(c)
  5.14%                   12/29/06           5,300                 5,278,812
----------------------------------------------------------------------------
  5.10%                   01/10/07           9,246                 9,193,596
----------------------------------------------------------------------------
  5.09%                   01/17/07          10,000                 9,933,613
----------------------------------------------------------------------------
  5.16%                   01/17/07          15,760                15,653,830
----------------------------------------------------------------------------
  5.16%                   01/26/07          10,764                10,677,685
----------------------------------------------------------------------------
Unsec. Floating Rate
  Global Bonds, 5.17%(a)  03/14/08          15,000                14,993,151
----------------------------------------------------------------------------
Unsec. Global Bonds,
  3.88%                   12/20/06           5,000                 4,996,807
----------------------------------------------------------------------------
  5.27%                   11/21/07           5,000                 4,998,480
============================================================================
                                                                 212,825,218
============================================================================
    Total U.S. Government Agency Securities
      (Cost $245,877,503)                                        245,877,503
============================================================================

U.S. TREASURY SECURITIES--12.20%

U.S. TREASURY BILLS--12.20%

  5.22%(c)
    (Cost $29,939,158)    12/15/06          30,000                29,939,158
----------------------------------------------------------------------------
TOTAL INVESTMENTS--112.41%
      (Cost $275,816,661)(d)                                     275,816,661
============================================================================
----------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES--(12.41)%                          (30,461,475)
============================================================================
----------------------------------------------------------------------------
NET ASSETS--100.00%                                            $ 245,355,186
============================================================================
----------------------------------------------------------------------------

Investment Abbreviations:

Disc.  -- Discounted

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2006.

(b) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d) Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.          F-4

GOVERNMENT TAXADVANTAGE PORTFOLIO



NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

LIQUID ASSETS PORTFOLIO


SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)



                                         PRINCIPAL
                                          AMOUNT
                          MATURITY         (000)                  VALUE
----------------------------------------------------------------------------

COMMERCIAL PAPER--29.53%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES--3.87%

Amstel Funding Corp.,
  (Acquired 11/01/06;
  Cost $187,367,708)
  5.25%(b)(c)             02/06/07       $  190,000            $ 188,143,542
----------------------------------------------------------------------------
  (Acquired 11/15/06;
  Cost $56,582,052)
  5.26%(b)(c)             02/21/07           57,387               56,699,440
----------------------------------------------------------------------------
  (Acquired 08/16/06;
  Cost $97,365,000)
  5.27%(b)(c)             02/13/07          138,705             137,202,440
----------------------------------------------------------------------------
Amstel Funding Corp.,
  (Acquired 10/05/06;
  Cost $90,458,938)
  5.25%(b)(c)             01/08/07           91,715               91,207,230
----------------------------------------------------------------------------
Atlantis One Funding
  Corp.,
  (Acquired 11/10/06;
  Cost $97,390,583)
  5.19%(b)(c)             05/10/07          100,000               97,693,333
----------------------------------------------------------------------------
  (Acquired 11/07/06;
  Cost $34,067,176)
  5.19%(b)(c)             05/18/07           35,037               34,188,404
----------------------------------------------------------------------------
  (Acquired 09/25/06;
  Cost $52,336,558)
  5.24%(b)(c)             12/20/06           53,000               52,853,425
----------------------------------------------------------------------------
Fountain Square
  Commercial Funding
  Corp.,
  (Acquired 10/25/06;
  Cost $49,598,194)
  5.26%(b)                12/19/06           50,000               49,868,500
----------------------------------------------------------------------------
  (Acquired 11/08/06;
  Cost $79,613,533)
  5.27%(b)                12/11/06           80,000               79,882,889
============================================================================
                                                                 787,739,203
============================================================================

ASSET-BACKED SECURITIES - FULLY BACKED--3.70%
Aquinas Funding LLC
  (CEP-MBIA Insurance
  Corp.) (Acquired
  08/11/06; Cost
  $30,008,793) 5.30%(b)   02/12/07           30,849               30,517,459
----------------------------------------------------------------------------
Concord Minutemen Capital
  Co., LLC, -Series A
  (Multi CEP's-Liberty
  Hampshire Co.,
  LLC; agent)



                                         PRINCIPAL
                                          AMOUNT
                          MATURITY         (000)                  VALUE
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES - FULLY BACKED--(CONTINUED)

  (Acquired 10/20/06;
  Cost $47,738,339)
  5.22%(b)                04/19/07       $  49,025             $  48,036,901
----------------------------------------------------------------------------
  (Acquired 09/19/06;
  Cost $156,252,977)
  5.25%(b)                03/23/07         160,589               157,963,948
----------------------------------------------------------------------------
Crown Point Capital
  Co., LLC
  Series A
  (Multi CEP's-Liberty
  Hampshire Co., LLC;
  agent) (Acquired
  10/13/06; Cost
  $97,493,903)
  5.22%(b)(c)             04/04/07         100,000                98,203,722
----------------------------------------------------------------------------
  (Acquired 11/14/06;
  Cost $149,944,881)
  5.25%(b)(c)             02/14/07         151,984               150,321,675
----------------------------------------------------------------------------
Govco Inc.,
  (Multi CEP's-Government
  sponsored entities)
  (Acquired 09/19/06;
  Cost $34,237,565)
  5.25%(b)                03/16/07          35,150                34,611,766
----------------------------------------------------------------------------
  (Acquired 06/19/06;
  Cost $77,832,178)
  5.36%(b)                12/18/06          80,000                79,797,511
----------------------------------------------------------------------------
Newport Funding Corp.
  (CEP-MBIA Insurance
  Corp.) (Acquired
  11/03/06; Cost
  $152,105,908)
  5.28%(b)                12/08/06        152,890                152,733,182
============================================================================
                                                                 752,186,164
============================================================================

ASSET-BACKED SECURITIES - MULTI-PURPOSE--5.40%

Amsterdam Funding Corp.,
  (Acquired 11/07/06;
  Cost $48,736,111)
  5.20%(b)(c)             05/01/07         50,000                 48,909,444
----------------------------------------------------------------------------
  (Acquired 11/07/06;
  Cost $48,728,889)
  5.20%(b)(c)             05/02/07         50,000                 48,902,222
----------------------------------------------------------------------------
  (Acquired 11/07/06;
  Cost $48,721,667)
  5.20%(b)(c)             05/03/07         50,000                 48,895,000
----------------------------------------------------------------------------
  (Acquired 08/15/06;
  Cost $105,937,720)
  5.29%(b)(c)             12/18/06        107,920                107,650,410
----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO


                                         PRINCIPAL
                                          AMOUNT
                          MATURITY         (000)                  VALUE
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--(CONTINUED)

Atlantic Asset
  Securitization LLC
  (Acquired 09/20/06;
  Cost $50,615,759)
  5.24%(b)                03/20/07       $ 51,984              $  51,160,032
----------------------------------------------------------------------------
Barton Capital LLC
  (Acquired 11/08/06;
  Cost $29,746,733)
  5.24%(b)                01/05/07         30,000                 29,847,167
----------------------------------------------------------------------------
Charta LLC,
  (Acquired 10/17/06;
  Cost $59,605,500)
  5.26%(b)                12/01/06         60,000                 60,000,000
----------------------------------------------------------------------------
  (Acquired 11/01/06;
  Cost $98,991,833)
  5.26%(b)                01/09/07        100,000                 99,430,167
----------------------------------------------------------------------------
  (Acquired 11/13/06;
  Cost $148,397,042)
  5.27%(b)                01/25/07        150,000                148,792,292
----------------------------------------------------------------------------
CRC Funding LLC,
  (Acquired 10/25/06;
  Cost $19,877,267)
  5.26%(b)                12/06/06         20,000                 19,985,389
----------------------------------------------------------------------------
  (Acquired 11/01/06;
  Cost $197,954,444)
  5.26%(b)                01/10/07        200,000                198,831,111
----------------------------------------------------------------------------
Fairway Finance
  Co., LLC
  (Acquired 11/28/06;
  Cost $99,925,694)
  5.35%(b)                01/02/07        100,000                 99,925,694
----------------------------------------------------------------------------
Ranger Funding
  Co., LLC (Acquired
  10/25/06; Cost
  $135,981,726)
  5.26%(b)                12/11/06        136,922                136,721,942
============================================================================
                                                               1,099,050,870
============================================================================

ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES--12.40%

Aquifer Funding
  Ltd./LLC, (Acquired
  12/05/06; Cost
  $289,756,663)
  5.28%(b)                12/05/06        291,123                290,952,208
----------------------------------------------------------------------------
  (Acquired 12/06/06;
  Cost $199,120,000)
  5.28%(b)                12/06/06        200,000                199,853,333
----------------------------------------------------------------------------
Beta Finance Corp./Inc.
  (Acquired 10/20/06;
  Cost $30,168,425)
  5.22%(b)(c)             04/23/07         31,000                 30,357,215
----------------------------------------------------------------------------
Galaxy Funding Inc.
  (Acquired 09/11/06;
  Cost $64,125,425)
  5.27%(b)                12/12/06         65,000                 64,895,431
----------------------------------------------------------------------------
Grampian Funding
  Ltd./LLC,
  (Acquired 11/20/06;
  Cost $98,225,917)
  5.24%(b)(c)             03/22/07        100,000                 98,385,875
----------------------------------------------------------------------------
  (Acquired 08/11/06;
  Cost $136,300,500)
  5.29%(b)(c)             02/07/07        140,000                138,602,411
----------------------------------------------------------------------------



                                         PRINCIPAL
                                          AMOUNT
                          MATURITY         (000)                  VALUE
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES--(CONTINUED)

Grenadier Funding Ltd./Corp.,
  (Acquired 09/27/06;
  Cost $74,767,945)
  5.26%(b)                12/22/06       $ 75,697              $  75,464,736
----------------------------------------------------------------------------
  (Acquired 11/03/06;
  Cost $98,728,833)
  5.26%(b)                01/29/07        100,000                 99,137,944
----------------------------------------------------------------------------
  (Acquired 10/31/06;
  Cost $98,933,154)
  5.27%(b)                01/30/07        100,254                 99,373,436
----------------------------------------------------------------------------
  (Acquired 09/15/06;
  Cost $98,825,556)
  5.29%(b)                12/07/06        100,000                 99,911,917
----------------------------------------------------------------------------
Klio II Funding
  Ltd./Corp.,
  (Acquired 10/17/06;
  Cost $53,579,165)
  5.27%(b)                12/14/06         54,030                 53,927,178
----------------------------------------------------------------------------
  (Acquired 10/26/06;
  Cost $99,443,194)
  5.28%(b)                12/04/06        100,000                 99,956,042
----------------------------------------------------------------------------
  (Acquired 10/30/06;
  Cost $49,736,000)
  5.28%(b)                12/05/06         50,000                 49,970,667
----------------------------------------------------------------------------
  (Acquired 10/25/06;
  Cost $99,471,500)
  5.29%(b)                12/01/06        100,000                100,000,000
----------------------------------------------------------------------------
Liberty Harbour
  CDO Ltd./Inc.,
  (Acquired 11/08/06;
  Cost $177,624,000)
  5.28%(b)                02/08/07        180,000                178,178,400
----------------------------------------------------------------------------
  (Acquired 11/13/06;
  Cost $74,076,000)
  5.28%(b)                02/07/07         75,000                 74,252,000
----------------------------------------------------------------------------
Scaldis Capital
  Ltd./LLC,
  (Acquired 11/28/06;
  Cost $88,581,623)
  5.28%(b)(c)             12/27/06         88,960                 88,620,766
----------------------------------------------------------------------------
  (Acquired 06/14/06;
  Cost $57,207,617)
  5.29%(b)(c)             12/11/06         58,753                 58,666,666
----------------------------------------------------------------------------
Sigma Finance Inc.
  (Acquired 11/16/06;
  Cost $70,138,400)
  5.20%(b)(c)             05/14/07         72,000                 70,294,400
----------------------------------------------------------------------------
Solitaire Funding
  Ltd./LLC,
  (Acquired 09/26/06;
  Cost $103,685,633)
  5.24%(b)(c)             12/21/06        105,000                104,694,333
----------------------------------------------------------------------------
  (Acquired 10/23/06;
  Cost $148,001,792)
  5.27%(b)(c)             01/22/07        150,000                148,858,166
----------------------------------------------------------------------------
Tierra Alta Funding
  Ltd./Corp.
  (Acquired 11/02/06;
  Cost $99,487,639)
  5.27%(b)                12/07/06        100,000                 99,912,167
----------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO





                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES-(CONTINUED)

Zenith Funding Ltd./Corp.,
   (Acquired 09/14/06; Cost
   $100,301,369) 5.26%(b)           02/27/07     $  100,000     $    98,714,222
-------------------------------------------------------------------------------
   (Acquired 11/28/06; Cost
   $98,699,611) 5.29%(b)            12/11/06        101,599         101,449,847
===============================================================================
                                                                  2,524,429,360
===============================================================================

DIVERSIFIED BANKS--1.49%

CALYON North America Inc.,
   5.23%(c)                         03/14/07        100,000          98,504,354
-------------------------------------------------------------------------------
   5.24%(c)                         03/01/07        110,000         108,560,375
-------------------------------------------------------------------------------
Societe Generale North America      08/03/07        100,000          96,518,959
   5.12%(c)
===============================================================================
                                                                    303,583,688
===============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.74%

General Electric Capital Corp.
   5.26%                            12/05/06        150,000         149,912,333
===============================================================================

REGIONAL BANKS--1.93%

Bank of Ireland
   (Acquired 11/28/06; Cost
   $73,697,500) 5.21%(b)(c)         03/30/07         75,000          73,708,354
-------------------------------------------------------------------------------
Danske Corp.
    5.27%(c)                        12/27/06        121,845         121,381,245
-------------------------------------------------------------------------------
Northern Rock PLC
   (Acquired 11/07/06; Cost
   $98,251,667) 5.25%(b)(c)         03/07/07        100,000          98,601,333
-------------------------------------------------------------------------------
Westpac Banking Corp.
   (Acquired 06/12/06; Cost
   $97,343,958) 5.23%(b)(c)         12/12/06        100,000          99,840,347
===============================================================================
                                                                    393,531,279
===============================================================================
      Total Commercial Paper
        (Cost $6,010,432,897)                                     6,010,432,897
-------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES--7.97%(d)

INSURED--1.93%(e)

Aerospace Corp.;
   Series 2006, Bonds
   (INS-Financial Guaranty
   Insurance Co.) 5.34%(f)(g)       06/01/36         25,000          25,000,000
-------------------------------------------------------------------------------
Alaska (State of) Housing Finance
   Corp.; Series 2002 B,
   Taxable Home
   Mortgage RB (INS-Financial
   Security Assurance Inc.)
   5.39%(f)(g)                      12/01/36          3,800           3,800,000
-------------------------------------------------------------------------------



                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
INSURED(e)--(CONTINUED)

California (State of) Housing
   Finance Agency;
   Series 1998 P
   Taxable Home Mortgage
   RB (INS-Financial Security
   Assurance Inc.) 5.30%(f)(g)      08/01/29     $   23,900  $       23,900,000
-------------------------------------------------------------------------------
   Series 1998 T Taxable Home
   Mortgage RB (INS-Ambac
   Assurance Corp.)
   5.29%(f)(g)                      08/01/29          4,980           4,980,000
-------------------------------------------------------------------------------
Denver (City and County of),
   Colorado School District
   No. 1; Series 2005 B,
   Taxable COP (INS-Ambac
   Assurance Corp.) 5.32%(f)(g)     12/15/18         27,630          27,630,000
-------------------------------------------------------------------------------
Florida (State of) Baptist Health
   System of South Florida;
   Series 1995 B, Taxable RB
   (INS-MBIA Insurance Corp.)
   5.32%(f)(g)                      05/15/25          1,900           1,900,000
-------------------------------------------------------------------------------
Florida Housing Finance Corp.;
   1999 Series A, Affordable
   Housing Guarantee Taxable RB
   (INS-MBIA Insurance Corp.)
   5.29%(f)(g)                      01/01/44          4,000           4,000,000
-------------------------------------------------------------------------------
Illinois (State of) Student
   Assistance Commission;
   Series 1998 B Taxable
   Student Loan RB  (INS-MBIA
   Insurance Corp.) 5.31%(f)(g)     09/01/32         15,370          15,370,000
-------------------------------------------------------------------------------
   Series 1999 B-II
   Taxable Student Loan RB
   (INS-MBIA Insurance
   Corp.) 5.31%(f)(g)               09/01/34          2,000           2,000,000
-------------------------------------------------------------------------------
   Series 1999 B-III
   Taxable Student Loan RB
   (INS-MBIA
   Insurance Corp.)
   5.31%(f)(g)                      09/01/34          4,750           4,750,000
-------------------------------------------------------------------------------
Loanstar Assets Partners II;
   Series 2001 Tranche 1
   Taxable Student Loan RB
   (INS-MBIA
   Insurance Corp.)
   (Acquired 11/14/02; Cost
   $25,000,000) 5.30%(b)(f)(g)      09/01/36         25,000          25,000,000
-------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-8

LIQUID ASSETS PORTFOLIO

                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
INSURED(e)--(continued)
   Series 2002 Tranche 1
   Taxable Student Loan RB
   (INS-MBIA Insurance Corp.)
   (Acquired 08/02/04; Cost
   $60,000,000) 5.30%(b)(f)(g)      08/01/37     $   60,000  $       60,000,000
-------------------------------------------------------------------------------
   Series 2002 Tranche 2
   Taxable Student Loan RB
   (INS-MBIA
   Insurance Corp.)
   (Acquired 08/02/04; Cost
   $40,000,000) 5.30%(b)(f)(g)      08/01/37         40,000          40,000,000
-------------------------------------------------------------------------------
   Series 2002 Tranche 3
   Taxable Student Loan RB
   (INS-MBIA
   Insurance Corp.)
   (Acquired 08/02/04; Cost
   $50,000,000) 5.30%(b)(f)(g)      08/01/37         50,000          50,000,000
-------------------------------------------------------------------------------
   Series 2002 Tranche 4
   Taxable Student Loan RB
   (INS-MBIA Insurance
   Corp.) (Acquired 08/02/04;
   Cost $50,000,000)
   5.30%(b)(f)(g)                   08/01/37         50,000          50,000,000
-------------------------------------------------------------------------------
Minnesota (State of), Fairview
   Hospital and Healthcare
   Services;
   ACES Series 1994 A,
   Taxable RB (INS-MBIA
   Insurance Corp.) 5.32%(f)(g)     11/01/15          3,400           3,400,000
-------------------------------------------------------------------------------
New Jersey (State of) Housing and
   Mortgage Finance Agency;
   Series 2006 B, Taxable RB
   (INS-Financial Security
   Assurance Inc.) 5.30%(f)(g)      05/01/28          9,145           9,145,000
-------------------------------------------------------------------------------
North Carolina (State of)
   Education Assistance
   Authority;
   Series 2005 A-5, Taxable
   Student Loan RB (INS-Ambac
   Assurance Corp.) 5.30%(f)(g)     09/01/35          6,500           6,500,000
-------------------------------------------------------------------------------
North Miami (City of), Florida;
   Series 2002, Refunding Special
   Obligation Taxable RB
   (INS-Ambac Assurance Corp.)
   5.32%(f)(g)                      07/01/32         14,130          14,130,000
-------------------------------------------------------------------------------


                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
INSURED(e)--(continued)

Texas (State of) Coastal Bend
   Health Facilities Development
   Corp. (Christus Health
   Obligation Group);
   Sub-Series 2005 B1, Taxable
   RB (INS-Ambac Assurance
   Corp.) 5.30%(f)(g)               07/01/22     $   22,045    $     22,045,000
===============================================================================
                                                                    393,550,000
===============================================================================

LETTER OF CREDIT ENHANCED-6.04%(h)

   422 Capital LLC;
    Series 2004-A, Notes
    (LOC-Wachovia
    Bank, N.A.) 5.32%(f)(g)         12/01/44         11,650          11,650,000
-------------------------------------------------------------------------------
Advocare of South Carolina Inc.;
    Series 1997, Bonds
    (LOC-Wachovia Bank, N.A.)
    5.32%(f)(g)                     06/01/17          9,250           9,250,000
-------------------------------------------------------------------------------
Alaska (State of) Four Dam Pool
    Agency; Series 2004 B,
    Refunding Taxable Electric
    RB (LOC-Dexia Group
    S.A.) 5.32%(c)(f)(g)            07/01/26          4,230           4,230,000
-------------------------------------------------------------------------------
Albuquerque (City of), New Mexico
    (KTech Corp. Project);
    Series 2002, Taxable RB
    (LOC-Wells Fargo Bank,
    N.A.) 5.37%(f)(g)               08/01/25          1,900           1,900,000
-------------------------------------------------------------------------------
American Association of Retired
    Persons; Series 2001,
    Floating Rate Notes (LOC-
    Bank of America,
    N.A.) 5.32%(f)(g)               05/01/31         31,200          31,200,000
-------------------------------------------------------------------------------
Auburn (City of), Alabama
    Development Board;
    Series 2006 A, Refunding
    Taxable IDR (LOC-Allied Irish
    Banks PLC) 5.32%(c)(f)(g)       07/01/26          5,640           5,640,000
-------------------------------------------------------------------------------
B. Braun Medical Inc.;
   Series 2000
   Bonds (LOC-Citizens Bank of
   Pennsylvania)
   5.37%(f)(g)                      02/01/15         41,620          41,620,000
-------------------------------------------------------------------------------
   5.37%(g)                         02/01/15         10,000          10,000,000
-------------------------------------------------------------------------------
Baltimore (County of), Maryland
   (Oak Crest Village Inc.
   Project);
   Series 1999 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.35%(f)(g)                      01/01/15         12,750          12,750,000
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-9

LIQUID ASSETS PORTFOLIO


                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)

Belk, Inc.;
   Series 1998
   Taxable Bonds (LOC-Wachovia
   Bank, N.A.)
   5.37%(g)                         07/01/08     $   10,000    $     10,000,000
-------------------------------------------------------------------------------
   5.37%(f)(g)                      07/01/08         24,500          24,500,000
-------------------------------------------------------------------------------
Bernalillo (County of), New Mexico
   (Tempur Production USA Inc.);
   Series 2005 A, Taxable RB
   (LOC-Bank of America, N.A.)
   5.32%(f)(g)                      09/01/30         18,780          18,780,000
-------------------------------------------------------------------------------
Botsford (City of), Michigan
   General Hospital;
   Series 1997 A, Taxable
   RB (LOC-LaSalle Bank, N.A.)
   5.35%(f)(g)                      02/15/27         17,400          17,400,000
-------------------------------------------------------------------------------
Brazos River Authority (TXU Energy
   Co. LLC Project);
   Series 2001 I, Taxable PCR
   (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      12/01/36         61,790          61,790,000
-------------------------------------------------------------------------------
California (State of) Biola
   University;
   Series 2004 A
   Taxable RB (LOC-Allied
   Irish Banks
   PLC) 5.32%(c)(f)(g)              10/01/34         12,300          12,300,000
-------------------------------------------------------------------------------
   Series 2004 B
   Taxable RB (LOC-BNP
   Paribas)
   5.32%(c)(f)(g)                   10/01/34         12,300          12,300,000
-------------------------------------------------------------------------------
California (State of), Access to
   Loans for Learning Student
   Loan Corp.; Series 2001-II-A-5,
   Taxable Student Loan RB
   (LOC-State Street Bank
   & Trust Co.) 5.30%(f)(g)         07/01/36         43,400          43,400,000
-------------------------------------------------------------------------------
Capital Markets Access Co. LC;
   Series 2005-A
   Floating Rate Bonds
   (LOC-Wachovia
   Bank, N.A.)
   5.37%(g)                         07/01/25          8,385           8,385,000
-------------------------------------------------------------------------------
   Series 2005-B
   Floating Rate Bonds
   (LOC-Wachovia
   Bank, N.A.)
   5.37%(f)(g)                      07/01/25          1,315           1,315,000
-------------------------------------------------------------------------------
   Series 2005-C
   Floating Rate Bonds
   (LOC-Wachovia
   Bank, N.A.)
   5.37%(g)                         06/01/32            501             501,310
-------------------------------------------------------------------------------





                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)

Capital One Funding Corp.;
   Series 1999 F
   Floating Rate Notes
   (LOC-JPMorgan
   Chase Bank, N.A.)
   5.33%(f)(g)                      12/02/19     $    7,889    $      7,889,000
-------------------------------------------------------------------------------
   Series 2000 B
   Floating Rate Notes
   (LOC-JPMorgan
   Chase Bank, N.A.)
   5.33%(f)(g)                      07/01/20          7,239           7,239,000
-------------------------------------------------------------------------------
   Series 2000 C
   Floating Rate Notes
   (LOC-JPMorgan
   Chase Bank, N.A.)
   5.33%(f)(g)                      09/01/20          2,537           2,537,000
-------------------------------------------------------------------------------
Carlton Arms of Ocala;
   Series 2002,
   Floating Rate
   Bonds (LOC-Wachovia
   Bank, N.A.) 5.32%(f)(g)          09/01/34         18,110          18,110,000
-------------------------------------------------------------------------------
Central Michigan Inns
   Capital LLC;
   Floating Rate Notes
   5.37%(f)(g)                      11/01/28          1,995           1,995,000
-------------------------------------------------------------------------------
   5.37%(g)                         11/01/28          9,580           9,580,000
-------------------------------------------------------------------------------
Chatham Capital Corp.;
   Series 2000,
   Floating Rate
   Notes (LOC-JPMorgan
   Chase Bank,
   N.A.) 5.33%(f)(g)                07/01/20         11,900          11,900,000
-------------------------------------------------------------------------------
Chula Vista (City of), California
   (Teresina Apartments);
   Series 2006 A, Refunding
   Multi-Family Housing
   Taxable RB
   (LOC-Federal National
   Mortgage
   Association) 5.35%(f)(g)         05/15/36          8,970           8,970,000
-------------------------------------------------------------------------------
Corp. Finance Managers Inc.;
   Floating Rate Notes
   (LOC-Wells
   Fargo Bank, N.A.) 5.37%(f)(g)    02/02/43         14,270          14,270,000
-------------------------------------------------------------------------------
Detroit (City of), Economic
   Development Corp. (Waterfront
   Reclamation and Casino
   Development Project);
   Series 1999 A,
   Taxable RB (LOC-Deutsche
   Bank A.G.)
   5.40%(c)(f)(g)                   05/01/09         30,190          30,190,000
-------------------------------------------------------------------------------
Dome Corp.;
   Floating Rate Notes
   (LOC-Wachovia
   Bank, N.A.)
   5.37%(g)                         08/31/16          9,900           9,900,000
-------------------------------------------------------------------------------
Emerald Bay Club L.P.;
   Series 2004,
   Floating Rate
   Notes (LOC-Wachovia
   Bank, N.A.)
   5.32%(f)(g)                      12/01/15          8,000           8,000,000
-------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-10

LIQUID ASSETS PORTFOLIO




                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY           (000)           VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)

EPC Allentown , LLC;
   Series 2005, Floating Rate
   Bonds (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      07/01/30     $    6,000    $      6,000,000
-------------------------------------------------------------------------------
Fun Entertainment LLC;
   Series 2005, Floating Rate
   Bonds (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      01/01/25         10,745          10,745,000
-------------------------------------------------------------------------------
General Secretariat of the
   Organization of American
   States; Series 2001 A,
   Taxable  (LOC-Bank of
   America, N.A.) 5.32%(f)(g)       03/01/33         17,505          17,505,000
-------------------------------------------------------------------------------
Germain Properties of Columbus
   Inc., Germain Real Estate Co.
   LLC and Germain Motor Co.;
   Floating Rate Notes
   (LOC-JPMorgan Chase Bank, N.A.)
   5.37%(f)(g)                      03/01/31         18,580          18,580,000
-------------------------------------------------------------------------------
Glendale Industrial Development
   Authority (Thunderbird Garvin
   School);
   Series 2005 B, Refunding RB
   (LOC-Bank of New York)
   5.32%(f)(g)                      07/01/35          6,300           6,300,000
-------------------------------------------------------------------------------
Hunter's Ridge/Southpointe;
   Series 2005, Floating Rate
   Notes (LOC-Wachovia Bank,
   N.A.) 5.32%(f)(g)                06/01/25          6,350           6,350,000
-------------------------------------------------------------------------------
Illinois (State of) Student
   Assistance Commission;
   Series 1997 B, Taxable
   Student Loan RB (LOC-JPMorgan
   Chase Bank, N.A.) 5.31%(f)(g)    09/01/31          7,800           7,800,000
-------------------------------------------------------------------------------
JPV Capital LLC;
   Series 1999 A, Floating Rate
   Notes (LOC-Wells Fargo Bank,
   N.A.) 5.37%(f)(g)                12/01/39         16,750          16,750,000
-------------------------------------------------------------------------------
Kordsa Inc.;
   Series 2006, Floating Rate
   Bonds (LOC-General Electric
   Capital Corp.) 5.33%(f)(g)       06/01/26         10,000          10,000,000
-------------------------------------------------------------------------------
Lake Oswego (City of), Oregon
   Redevelopment Agency;
   Series 2005 B, Taxable TAN
   (LOC-Wells Fargo Bank, N.A.)
   5.37%(f)(g)                      06/01/20            380             380,000
-------------------------------------------------------------------------------




                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY           (000)           VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)

Loanstar Assets Partners L.P.;
   Series 2005 A, Taxable Student
   Loan RB (LOC-State Street Bank
   & Trust Co.) (Acquired
   02/23/05; Cost $157,350,000)
   5.30%(b)(f)(g)                   02/01/41     $  157,350    $    157,350,000
-------------------------------------------------------------------------------
LP Pinewood SPV LLC;
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      02/01/18         55,200          55,200,000
-------------------------------------------------------------------------------
Macatawa Capital Partners LLC;
   Floating Rate Notes (LOC-Fifth
   Third Bank) 5.32%(f)(g)          12/01/53          3,575           3,575,000
-------------------------------------------------------------------------------
Madison (City of), Wisconsin
   Community Development Authority
   (Overture Development Corp.);
   Series 2001, Taxable RB
   (LOC-JPMorgan Chase Bank, N.A.;
   U.S. Bank, N.A.; M&I Marshall &
   Isley Bank) 5.32%(f)(g)          06/01/36         36,300          36,300,000
-------------------------------------------------------------------------------
Massachusetts (State of)
   Development Finance Agency
   (Briarwood Retirement
   Community);
   Series 2004 B, Taxable RB
   (LOC-Comerica Bank) 5.40%(g)     01/01/35          8,810           8,810,000
-------------------------------------------------------------------------------
Meharry Medical College;
   Series 2001, Unlimited
   Taxable GO (LOC-Bank of
   America, N.A.) 5.32%(f)(g)       08/01/16          9,660           9,660,000
-------------------------------------------------------------------------------
Mesivta Yeshiva Rabbi
   Chaim Berlin; Series 2005,
   Taxable RB (LOC-Allied Irish
   Banks PLC) 5.32%(c)(f)(g)        11/01/35         13,550          13,550,000
-------------------------------------------------------------------------------
Michigan (State of) Strategic Fund
   (Holland Home);
   Series 2005 B, Taxable
   Refunding Limited
   Obligation RB (LOC-Fifth
   Third Bank) 5.35%(g)             11/01/28          7,695           7,695,000
-------------------------------------------------------------------------------
Mississippi (State of) Business
   Finance Corp. (Belk, Inc.
   Project);
   Series 2005, Taxable IDR
   (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      10/01/25         21,000          21,000,000
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-11

LIQUID ASSETS PORTFOLIO





                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)

Mississippi (State of) Business
   Finance Corp. (Lextron-Visteon
   Leasing Project);
   Series 2003, Taxable
   IDR  (LOC-JPMorgan Chase
   Bank, N.A.) 5.33%(f)(g)          12/01/27     $    7,330    $      7,330,000
-------------------------------------------------------------------------------
Mississippi (State of) Business
   Finance Corp. (Telepak Inc.
   Project);
   Series 2004, Taxable IDR
   (LOC-Bank of America, N.A.)
   (Acquired 12/01/04; Cost
   $7,000,000)
   5.32%(b)(f)(g)                   03/01/19          7,000           7,000,000
-------------------------------------------------------------------------------
Mississippi (State of) Business
   Finance Corp. (Cellular South
   Project);
   Series 2005, Taxable IDR
   (LOC-Bank of America, N.A.)
   (Acquired 06/01/06; Cost
   $10,000,000)
   5.32%(b)(f)(g)                   08/01/20         10,000          10,000,000
-------------------------------------------------------------------------------
Missouri (State of) Development
   Finance Board (Duke
   Manufacturing Co.);
   Series 2004 B, Taxable Home
   Mortgage RB (LOC-Bank of
   America, N.A.) 5.32%(f)(g)       12/01/20          9,000           9,000,000
-------------------------------------------------------------------------------
Net Magan Two LLC;
   Series 2006, Taxable Notes
   (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      04/01/26         15,200          15,200,000
-------------------------------------------------------------------------------
New Jersey (State of) Economic
   Development Authority (Thermal
   Energy Facilities);
   Series 2001 A, Taxable Marina
   Energy RB (LOC-Wachovia Bank,
   N.A.) 5.32%(f)(g)                09/01/21          7,700           7,700,000
-------------------------------------------------------------------------------
New Jersey (State of) Young Men's
   Christian Association of
   Hunterdon County;
   Floating Rate Notes
   (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      02/01/24          2,305           2,305,000
-------------------------------------------------------------------------------
New York (State of) Housing
   Finance Agency;
   Series 2003 F
   Taxable Service Contract
   Refunding RB (LOC-State Street
   Bank & Trust Co.) 5.33%(f)(g)    09/15/07          3,100           3,100,000
-------------------------------------------------------------------------------



                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)-(CONTINUED)

Series 2003 H Taxable Service
   Contract Refunding RB
   (LOC-Dexia Group S.A.)
   5.32%(c)(f)(g)                   09/15/08     $    7,200  $        7,200,000
-------------------------------------------------------------------------------
Old Hickory AHPC (Towers Project);
   Series 2005, Floating Rate
   Bonds (LOC-Wachovia Bank, N.A.)
   5.38%(f)(g)                      01/01/20          2,110           2,110,000
-------------------------------------------------------------------------------
Polk (County of), Florida
   Industrial Development
   Authority (GSG Investments
   Project); Series 2005 B,
   Taxable IDR (LOC-Wachovia
   Bank, N.A.) 5.37%(f)(g)          05/01/27          3,270           3,270,000
-------------------------------------------------------------------------------
Porterfield Family Partners, L.P.;
   Series 2004, Floating Rate
   Notes (LOC-Wachovia Bank, N.A.)
   5.37%(f)(g)                      07/01/14          3,000           3,000,000
-------------------------------------------------------------------------------
Prince George's (County of),
   Maryland (Collington Episcopal
   Life Care Community, Inc.);
   Series 2006 C, Refunding
   Taxable RB (LOC-LaSalle Bank,
   N.A.) 5.35%(f)(g)                04/01/15          5,000           5,000,000
-------------------------------------------------------------------------------
Racetrac Capital, LLC;
   Series 2000, Floating Rate
   Bonds (LOC-Regions Bank)
   5.37%(f)(g)                      09/01/20         16,600          16,600,000
-------------------------------------------------------------------------------
Ray, R.G. Corp.;
   Series 2000, Floating Rate
   Bonds (LOC-LaSalle Bank N.A.)
   5.39%(f)(g)                      01/01/15          2,800           2,800,000
-------------------------------------------------------------------------------
Richmond Redevelopment & Housing
   Authority (Old Manchester
   Project);
   Series 1995 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.40%(f)(g)                      12/01/25          1,590           1,590,000
-------------------------------------------------------------------------------
Rockwood Quarry, LLC;
   Floating Rate Notes
   (LOC-Fifth
   Third Bank) 5.33%(f)(g)          12/01/22          4,800           4,800,000
-------------------------------------------------------------------------------
Roman Catholic Diocese of
   Charlotte;
   Series 2002, Floating Rate
   Bonds (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      05/01/14         12,455          12,455,000
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-12

LIQUID ASSETS PORTFOLIO





                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)

Sabri Arac (The Quarry School);
   Series 2005, Taxable Floating
   Rate Bonds (LOC-Bank of
   America, N.A.) 5.32%(f)(g)       10/01/35     $    7,500  $        7,500,000
-------------------------------------------------------------------------------
Savannah College of Art and Design;
   Series 2004, RB (LOC-Bank of
   America, N.A.) 5.35%(f)(g)       04/01/24         16,168          16,168,000
-------------------------------------------------------------------------------
Seattle Art Museum;
   Series 2005, Taxable RB
   (LOC-Allied Irish Banks PLC)
   5.29%(c)(f)(g)                   07/01/33          5,500           5,500,000
-------------------------------------------------------------------------------
Shepherd Capital LLC;
   Series 2002 B
   Floating Rate Notes
   (LOC-Wachovia
   Bank, N.A.)
   5.32%(f)(g)                      11/01/52          9,730           9,730,000
-------------------------------------------------------------------------------
   Series 2003 D
   Floating Rate Notes (LOC-Fifth
   Third Bank)
   5.32%(f)(g)                      10/01/53          4,705           4,705,000
-------------------------------------------------------------------------------
   Series 2004 A
   Floating Rate Notes
   (LOC-Federal
   Home Loan Bank of
   Indianapolis) 5.32%(f)(g)        07/01/54         10,000          10,000,000
-------------------------------------------------------------------------------
Sprenger Enterprises Inc.;
   Floating Rate Bonds
   (LOC-JPMorgan Chase Bank,
   N.A.) 5.33%(f)                   10/01/35         18,200          18,200,000
-------------------------------------------------------------------------------
Thomasville (City of), Georgia
   Payroll Development Authority
   (American Fresh Foods L.P.);
   Series 2005 B, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.37%(f)(g)                      09/01/17          1,175           1,175,000
-------------------------------------------------------------------------------
United Fuels, LLC;
   Series 2006, Taxable RB (LOC
   Fifth Third Bank) 5.33%(f)(g)    01/01/31          5,000           5,000,000
-------------------------------------------------------------------------------
University of Virginia Real Estate
   Foundation;
   Series 2001, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.37%(f)(g)                      07/01/26         44,915          44,915,000
-------------------------------------------------------------------------------
Utah (State of) Telecommunication
   Open Infrastructure Agency;
   Series 2004
   Taxable RB (LOC-Bank of
   America, N.A.)
   5.32%(f)(g)                      07/15/26         39,400          39,400,000
-------------------------------------------------------------------------------



                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(h)--(CONTINUED)

   Series 2006
   Taxable RB (LOC-Bank of America,
   N.A.)
   5.32%(f)(g)                      07/15/26     $   10,000    $     10,000,000
-------------------------------------------------------------------------------
Wake Forest University;
   Series 1997, Taxable RB
   (LOC-Wachovia Bank, N.A.)
   5.32%(f)(g)                      07/01/17          3,400           3,400,000
-------------------------------------------------------------------------------
West Michigan Heart Capital LLC;
   Series 2004-A, Floating Rate
   Notes (LOC-Fifth Third Bank)
   5.32%(f)(g)                      05/01/44          9,530           9,530,000
-------------------------------------------------------------------------------
Westmoreland (County of),
   Pennsylvania Industrial
   Development Authority
   (Excela Health);
   Series 2005 D, Taxable
   Health System IDR
   (LOC-Wachovia  Bank,
   N.A.) 5.33%(f)(g)                07/01/25          1,900           1,900,000
-------------------------------------------------------------------------------
Wisconsin (State of) Heart
   Hospital LLC;
   Series 2003, Taxable RB
   (LOC-JPMorgan Chase Bank,
   N.A.) 5.32%(f)(g)                11/01/23         37,800          37,800,000
===============================================================================
                                                                  1,228,424,310
===============================================================================
      Total Variable Rate Demand Notes
        (Cost $1,621,974,310)                                     1,621,974,310
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--7.05%

Barclays Bank PLC
   (United Kingdom)
   5.13%(c)                         03/26/07        100,000         100,000,000
-------------------------------------------------------------------------------
   5.32%(c)                         04/27/07        100,000         100,000,000
-------------------------------------------------------------------------------
   5.34%(c)                         05/08/07         99,000          99,000,000
-------------------------------------------------------------------------------
Barclays Bank PLC                   06/12/07        102,000         102,000,000
   5.45%
-------------------------------------------------------------------------------
CALYON
    (United Kingdom) 5.35%(c)       05/07/07        100,000         100,000,000
-------------------------------------------------------------------------------
Credit Agricole S.A.
    (United Kingdom) 5.36%(c)       04/23/07        185,000         185,000,000
-------------------------------------------------------------------------------
CS First Boston
   5.32%                            02/28/07        100,000         100,000,000
-------------------------------------------------------------------------------
HBOS Treasury Services PLC
   4.99%                            02/12/07        100,000          99,998,011
-------------------------------------------------------------------------------
   5.20%                            03/30/07        105,000         105,000,000
-------------------------------------------------------------------------------
   5.31%                            04/19/07         50,000          50,000,000
-------------------------------------------------------------------------------
   5.32%                            07/25/07         45,000          45,000,000
-------------------------------------------------------------------------------
   5.42%                            06/08/07        100,000         100,000,000
-------------------------------------------------------------------------------
Societe Generale S.A.
   (United Kingdom)
   5.26%(c)                         04/20/07         50,000          50,000,000
-------------------------------------------------------------------------------
   5.26%(c)                         12/15/06         50,000          50,000,000
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-13

LIQUID ASSETS PORTFOLIO





                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY           (000)           VALUE
-------------------------------------------------------------------------------
Svenska Handelsbanken A.B.
    4.95%                           02/07/07     $   50,000    $     50,000,000
-------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
    4.80%                           01/16/07        100,000         100,000,000
===============================================================================
      Total Certificates of Deposit
         (Cost $1,435,998,011)                                    1,435,998,011
===============================================================================

TIME DEPOSITS--6.18%

ABN AMRO Bank N.V.
    (Cayman Islands)
    5.38%(c)(f)                     12/01/06        300,000         300,000,000
-------------------------------------------------------------------------------
Danske Bank
    (United Kingdom) 5.31%(c)(f)    12/01/06        450,000         450,000,000
-------------------------------------------------------------------------------
M&I Marshall & Isley Bank
    (Cayman Islands) 5.38%(c)(f)    12/01/06        108,765         108,764,829
-------------------------------------------------------------------------------
Rabobank Nederland (Cayman Islands)
    5.31%(c)(f)                     12/01/06        400,000         400,000,000
===============================================================================
      Total Time Deposits
         (Cost $1,258,764,829)                                    1,258,764,829
===============================================================================

ASSET-BACKED SECURITIES--6.33%

ASSET-BACKED SECURITIES - SECURITY INVESTMENT VEHICLES--2.21%

Sigma Finance Inc.,
   (Acquired 03/13/06; Cost
   $99,990,000)
   5.28%(b)(c)(g)                   03/19/07        100,000          99,997,073
-------------------------------------------------------------------------------
   (Acquired 11/28/06; Cost
   $150,000,000)
   5.28%(b)(c)                      12/03/07        150,000         150,000,000
-------------------------------------------------------------------------------
   (Acquired 10/13/06; Cost
   $100,000,000)
   5.50%(b)(c)                      10/17/07        100,000         100,000,000
-------------------------------------------------------------------------------
   (Acquired 06/09/06; Cost
   $100,000,000)
   5.50%(b)(c)                      07/11/07        100,000         100,000,000
===============================================================================
                                                                    449,997,073
===============================================================================

DIVERSIFIED BANKS--0.20%

Lothian Mortgages Master Issuer PLC;
   (United Kingdom) Series 2006-1A,
   Class A1, Floating Rate
   Bonds (Acquired 05/05/06;
   Cost $40,742,000)
   5.29%(b)(c)(g)                   04/24/07         40,742          40,742,000
-------------------------------------------------------------------------------

FULLY BACKED--1.37%

RACERS Trust;
   Series 2004-6 MM, Floating
   Rate Notes (CEP-Lehman
   Brothers Holdings Inc.)
   (Acquired 04/13/04;
   Cost $279,000,000)
   5.34%(b)(g)                      04/22/07        279,000         279,000,000
-------------------------------------------------------------------------------




                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY           (000)           VALUE
-------------------------------------------------------------------------------

MULTI-LINE INSURANCE--0.45%

Wachovia Asset Securitization
   Issuance LLC;
   Series 2004-HEMM1, Class A,
   Putable Floating Rate Bonds
   (Acquired 09/07/05; Cost
   $91,179,498)
   5.31%(b)(g)(i)                   11/25/34     $   91,179    $     91,179,498
-------------------------------------------------------------------------------

STRUCTURED--2.10%

Granite Master Issuer PLC;
   (United Kingdom),
   Series 2006-1A, Class A1
   Floating Rate Bonds
   (Acquired 01/20/07; Cost
   $150,000,000)
   5.29%(b)(c)(g)                   01/18/06        150,000         150,000,000
-------------------------------------------------------------------------------
   Series 2006-3A, Class A4
   Floating Rate Bonds
   (Acquired 09/14/06; Cost
   $75,000,000)
   5.36%(b)(c)(g)                   08/20/07         75,000          75,000,000
-------------------------------------------------------------------------------
Paragon Mortgages PLC
   (United Kingdom) Series 12A,
   Class A1, Floating Rate Bonds
   (Acquired 07/14/06; Cost
   $93,170,310)
   5.30%(b)(c)(g)(i)                05/17/07         93,170          93,170,310
-------------------------------------------------------------------------------
Permanent Financing PLC
   (United Kingdom) Series 9A,
   Class 1A, Floating Rate Bonds
   (Acquired 03/15/06; Cost
   $109,000,000)
   5.29%(b)(c)(g)                   03/10/07        109,000         109,000,000
===============================================================================
                                                                    427,170,310
===============================================================================

      Total Asset-Backed Securities
        (Cost $1,288,088,881)                                     1,288,088,881
===============================================================================

MASTER NOTE AGREEMENTS--4.99%(j)

Lehman Brothers Inc.
   (Acquired 04/08/05; Cost
   $108,500,000)
   5.43%(b)(f)(g)(k)                01/01/00        108,500         108,500,000
-------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital,
   Inc.
   (Acquired 08/22/06; Cost
   $907,000,000)
   5.44%(b)(f)(g)                   12/06/06        907,000         907,000,000
===============================================================================
      Total Master Note Agreements
         (Cost $1,015,500,000)                                    1,015,500,000
===============================================================================

MEDIUM-TERM NOTES--4.03%

Allstate Life Global Funding
    Floating Rate MTN 5.31%(g)      11/27/07         50,000          50,000,000
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-14

LIQUID ASSETS PORTFOLIO





                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
Allstate Life Global Funding II,
   Floating Rate MTN
   (Acquired 03/08/04; Cost
   $140,000,000)
   5.37%(b)(g)                      07/06/07     $  140,000    $    140,000,000
-------------------------------------------------------------------------------
   (Acquired 11/18/03; Cost
   $130,000,000)
   5.38%(b)(g)                      11/16/07        130,000         130,000,000
-------------------------------------------------------------------------------
Credit Agricole S.A.,
    Floating Rate MTN (Acquired
   06/23/06; Cost $100,000,000)
   5.34%(b)(c)(g)                   11/24/07        100,000         100,000,000
-------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
   Floating Rate MTN
   (Acquired 08/20/03; Cost
   $90,000,000)
   5.41%(b)(g)                      11/15/07         90,000          90,000,000
-------------------------------------------------------------------------------
   (Acquired 04/03/03; Cost
   $149,343,050)
   5.42%(b)(g)                      11/28/07        149,300         149,315,061
-------------------------------------------------------------------------------
Royal Bank of Canada
   Floating Rate Yankee MTN
   5.37%(c)(g)                      12/10/07        100,000         100,000,000
-------------------------------------------------------------------------------
Royal Bank of Scotland PLC,
    Sr. Unsec. Floating Rate MTN
   (Acquired 04/14/05; Cost
   $60,000,000)
   5.31%(b)(c)(g)                   11/21/07         60,000          60,000,000
===============================================================================
      Total Medium-Term Notes
         (Cost $819,315,061)                                        819,315,061
===============================================================================

FUNDING AGREEMENTS-2.28%
MetLife Insurance Co. of
   Connecticut,
   (Acquired 11/21/06; Cost
   $100,000,000)
   5.43%(b)(g)(l)                   08/27/07        100,000         100,000,000
-------------------------------------------------------------------------------
   (Acquired 08/25/06; Cost
   $110,000,000)
   5.47%(b)(g)(l)                   11/21/07        110,000         110,000,000
-------------------------------------------------------------------------------
New York Life Insurance Co.
   (Acquired 04/05/06; Cost
   $253,000,000)
   5.43%(b)(g)(l)                   04/05/07        253,000         253,000,000
===============================================================================
      Total Funding Agreements
         (Cost $463,000,000)                                        463,000,000
===============================================================================


                                                   PRINCIPAL
                                                    AMOUNT
                                  MATURITY          (000)            VALUE
-------------------------------------------------------------------------------
PROMISSORY NOTES-0.98%
Goldman Sachs Group, Inc. (The)
   (Acquired 02/06/06; Cost
   $200,000,000)
   5.40%(b)(g)(l)                   12/04/06     $  200,000    $    200,000,000
-------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES--0.06%

OVERSEAS PRIVATE INVESTMENT CORP.--0.06%

Floating Rate Notes,
   5.30%(d)(f)(g)
   (Cost $13,000,000)               12/31/10         13,000          13,000,000
===============================================================================
TOTAL INVESTMENTS (excluding
    Repurchase Agreements)--69.40%
   (Cost $14,126,073,989)                                        14,126,073,989
===============================================================================


                                                       REPURCHASE
                                                          AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-31.97%(m)
ABN AMRO Bank N.V., Joint agreement dated
   11/30/06, aggregate maturing value
   $350,051,236 (collateralized by U.S.
   Treasury obligations valued at
   $357,000,927; 4.25%-7.50%,
   11/30/07-02/15/27) 5.27%, 12/01/06                  55,537,943     55,529,814
--------------------------------------------------------------------------------
Banc of America Securities LLC, Joint
   agreement dated 11/30/06, aggregate
   maturing value $1,000,147,222
   (collateralized by U.S. Government
   obligations valued at $1,020,000,001;
   5.00%, 06/01/35)
   5.30%, 12/01/06                                    525,077,292    525,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
   11/30/06, aggregate maturing value
   $1,000,147,500 (collateralized by U.S.
   Government obligations valued at
   $1,020,000,000; 3.60%-7.22%,
   08/01/17-11/01/46)
   5.31%, 12/01/06                                    454,382,188    454,315,177
--------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
   11/30/06, aggregate maturing value
   $300,044,000 (collateralized by U.S.
   Treasury obligations valued at
   $306,000,198; 0%-10.38%, 03/15/07-08/15/13)
   5.28%, 12/01/06                                     50,007,333     50,000,000
--------------------------------------------------------------------------------


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-15

LIQUID ASSETS PORTFOLIO



                                                       REPURCHASE
                                                          AMOUNT      VALUE
--------------------------------------------------------------------------------
Barclays Capital Inc., Joint agreement dated
   11/30/06, aggregate maturing value
   $519,216,889 (collateralized by U.S.
   Government obligations valued at
   $529,526,314; 0%-6.13%, 03/28/07-11/16/26)
   5.30%, 12/01/06                               $    238,870,249  $ 238,835,087
--------------------------------------------------------------------------------
BNP Paribas Securities Corp., Joint agreement
   dated 11/30/06, aggregate maturing value
   $1,259,187,888 (collateralized by U.S.
   Government and Corporate obligations valued
   at $1,301,195,421; 0%-8.38%,
   02/15/07-08/25/45)
   5.37%, 12/01/06(c)                                 853,127,298    853,000,000
--------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
   dated 11/30/06, aggregate maturing value
   $1,000,149,236 (collateralized by Corporate
   obligations valued at $1,050,000,000;
   0%-26.37%, 12/20/09-10/15/49)
   5.37%, 12/01/06                                    663,551,609    663,452,598
--------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint agreement
   dated 11/30/06, aggregate maturing value
   $600,088,333 (collateralized by U.S.
   Government obligations valued at
   $612,002,963; 0%-9.80%, 07/15/08-07/15/29)
   5.30%, 12/01/06                                    195,028,708    195,000,000
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc., Joint agreement
   dated 11/30/06, aggregate maturing value
   $750,110,417 (collateralized by U.S.
   Government obligations valued at
   $765,000,209; 0%-12.50%, 01/01/07-11/01/36)
   5.30%, 12/01/06                                    525,077,292    525,000,000
--------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint agreement dated
   11/30/06, aggregate maturing value
   $600,089,375 (collateralized by Corporate
   obligations valued at $630,000,001;
   5.10%-5.99%, 07/25/35-08/25/36)
   5.36%, 12/01/06(c)                                 484,072,096    484,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co., Agreement dated
   11/30/06, aggregate maturing value
   $250,036,875 (collateralized by U.S.
   Government obligations valued at
   $255,000,000; 4.50%-7.50%,
   11/01/17-12/01/35) 5.31%, 12/01/06                 250,036,875    250,000,000
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
   agreement dated 11/30/06, aggregate
   maturing value $300,044,000 (collateralized
   by U.S. Treasury obligations valued at
   $306,001,690; 0%-3.88%, 01/15/08-04/15/29)
   5.28%, 12/01/06                                     50,007,333     50,000,000
--------------------------------------------------------------------------------


                                                       REPURCHASE
                                                          AMOUNT      VALUE
--------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
   agreement dated 11/30/06, aggregate
   maturing value $800,118,000 (collateralized
   by U.S. Government obligations valued at
   $816,006,510; 0%-7.32%, 02/15/08-12/01/36)
   5.31%, 12/01/06                               $    444,448,293  $ 444,382,747
--------------------------------------------------------------------------------
RBC Capital Markets, Joint agreement dated
   11/30/06, aggregate maturing value
   $500,073,611 (collateralized by U.S.
   Government obligations  valued at
   $510,000,351; 0%-6.55%,
   05/30/07-11/14/36) 5.30%, 12/01/06                 359,052,853    359,000,000
--------------------------------------------------------------------------------
Societe Generale S.A., Joint agreement dated
   11/30/06, aggregate maturing value
   $500,073,611 (collateralized by U.S.
   Government & Treasury obligations valued at
   $510,003,574; 0%-9.13%, 01/15/07-11/15/27)
   5.30%, 12/01/06                                    359,052,853    359,000,000
--------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated 11/30/06,
   aggregate maturing value $500,073,611
   (collateralized by U.S. Government
   obligations valued at $510,003,257;
   0%-6.63%, 04/18/11-11/15/30) 5.30%, 12/01/06       360,053,000    360,000,000
--------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement dated
   11/30/06, aggregate maturing value
   $750,110,625 (collateralized by U.S.
   Government obligations valued at
   $765,000,574; 4.50%-11.00%,
   11/01/07-11/01/36)
   5.31%, 12/01/06                                    325,047,938    325,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Agreement dated
   11/30/06, aggregate maturing value
   $250,036,806 (collateralized by U.S.
   Government obligations valued at
   $255,000,000; 5.50%-7.57%,
   04/01/22-12/15/45)
   5.30%, 12/01/06                                    250,036,806    250,000,000
--------------------------------------------------------------------------------
Wachovia Capital Markets, LLC, Joint agreement
   dated 11/30/06, aggregate maturing value
   $500,074,722 (collateralized by Corporate
   obligations valued at $525,000,002;
   0%-8.66%, 12/01/06-10/15/48)
   5.38%, 12/01/06                                     67,270,959     67,260,907
================================================================================
      Total Repurchase Agreements                                  6,508,776,330
         (Cost $6,508,776,330)
================================================================================
TOTAL INVESTMENTS--101.37%
   (Cost $20,634,850,319) (n)(o)                                  20,634,850,319
--------------------------------------------------------------------------------
================================================================================
OTHER ASSETS LESS LIABILITIES--(1.37)%                             (278,844,975)
--------------------------------------------------------------------------------
================================================================================

NET ASSETS--100.00%                                             $ 20,356,005,344
--------------------------------------------------------------------------------
================================================================================


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-16

LIQUID ASSETS PORTFOLIO

Investment Abbreviations:

ACES   --Automatically Convertible Extendable Security

CEP    --Credit Enhancement Provider

COP    --Certificates of Participation

GO     --General Obligation Bonds

IDR    --Industrial Development Revenue Bonds

INS    --Insurer

LOC    --Letter of Credit

MTN    --Medium-Term Notes

PCR    --Pollution Control Revenue Bonds

RACERS --Restructured Asset Certificates with Enhanced ReturnSSM

RB     --Revenue Bonds

Sr.    --Senior

TAN    --Tax Anticipation Notes

Unsec. --Unsecured

Notes to Schedule of Investments:

(a) Security maybe traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2006 was $9,470,809,573, which represented 46.53% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 13.8%; France: 6.3%; other countries less than 5%: 15.0%.

(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.

(e) Principal and/or interest payments are secured by the bond insurance company listed.

(f) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(g) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2006.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.

(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based depending on the timing of the demand.

(k) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(l) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at November 30, 2006 was $663,000,000, which represented 3.26% of the Fund's Net Assets.

(m) Principal amount equals value at period end. See Note 1D.

(n) Also represents cost for federal income tax purposes.

(o) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-17

LIQUID ASSETS PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS - The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

TREASURY PORTFOLIO


SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)



                                          PRINCIPAL
                                           AMOUNT
                                            (000)         VALUE
----------------------------------------------------------------------

U.S. TREASURY SECURITIES--19.19%

U.S. TREASURY BILLS--19.19%(a)
  4.82%                    01/04/07   $    100,000  $       99,544,306
----------------------------------------------------------------------
  4.87%                    01/11/07        100,000          99,445,361
----------------------------------------------------------------------
  4.90%                    01/11/07        100,000          99,442,172
----------------------------------------------------------------------
  4.93%                    01/18/07        100,000          99,342,533
----------------------------------------------------------------------
  4.97%                    01/18/07        101,000         100,330,707
----------------------------------------------------------------------
  4.82%                    03/29/07        150,000         147,632,625
----------------------------------------------------------------------
  4.84%                    03/29/07        100,000          98,414,211
----------------------------------------------------------------------
  4.84%                    04/05/07        200,000         196,637,500
----------------------------------------------------------------------
  4.85%                    04/12/07        100,000          98,219,833
----------------------------------------------------------------------
     Total U.S. Treasury Securities
        (Cost $1,039,009,248)                            1,039,009,248
======================================================================
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)--19.19%
   (Cost $1,039,009,248)                                 1,039,009,248
======================================================================


                                          REPURCHASE
                                            AMOUNT
----------------------------------------------------------------------

REPURCHASE AGREEMENTS--81.20%(b)

ABN AMRO Bank N.V., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $350,051,236 (collateralized
   by U.S. Treasury obligations
   valued at $357,000,927;
   4.25%-7.50%,
   11/30/07-02/15/27)
   5.27%, 12/01/06                     294,513,293         294,470,186
----------------------------------------------------------------------
Bank of America Securities LLC,
   Agreement dated 11/30/06,
   maturing value $250,036,597
   (collateralized by U.S.
   Treasury obligations valued
   at $255,000,136; 0%-4.63%,
   02/01/07-02/29/08)
   5.27%, 12/01/06                     250,036,597         250,000,000
----------------------------------------------------------------------
Barclays Capital Inc., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $300,044,000 (collateralized
   by U.S. Treasury obligations
   valued at $306,000,198;
   0%-10.38%, 03/15/07-08/15/13)
   5.28%, 12/01/06                     250,036,667         250,000,000
----------------------------------------------------------------------
Bear, Stearns & Co., Inc., Open
   agreement, with no specific
   maturity date (collateralized
   by U.S. Treasury obligations
   valued at $102,006,391;
   0%-11.25%, 02/15/07-12/15/31)
   5.28%(c)                                     --         100,000,000
----------------------------------------------------------------------


                                          REPURCHASE
                                            AMOUNT           VALUE
----------------------------------------------------------------------
BNP Paribas Securities Corp.,
   Agreement dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $255,000,967; 3.88%,
   01/15/09)
   5.28%, 12/01/06               $     250,036,667  $      250,000,000
----------------------------------------------------------------------
CIBC World Markets Inc.,
   Agreement dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $102,002,153; 0%,
   05/10/07-05/31/07)
   5.28%, 12/01/06                     100,014,667         100,000,000
----------------------------------------------------------------------
Citigroup Global Markets Inc.,
   Agreement dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $255,000,239; 6.25%-8.13%,
   02/15/07-08/15/19)
   5.28%, 12/01/06                     250,036,667         250,000,000
----------------------------------------------------------------------
Credit Suisse Securities (USA)
   LLC,  Term agreement dated
   11/14/06, (collateralized by
   U.S. Treasury obligations
   valued at $204,000,391; 0%,
   02/15/18-08/15/26)
   5.18%, 01/16/07(c)                           --         200,000,000
----------------------------------------------------------------------
Credit Suisse Securities (USA)
   LLC, Agreement dated
   11/30/06, (collateralized by
   U.S. Treasury obligations
   valued at $255,003,218;
   3.88%-4.88%,
   04/30/08-01/15/09)
   5.28%, 12/01/06                     250,036,667         250,000,000
----------------------------------------------------------------------
Deutsche Bank Securities Inc.,
   Agreement dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $255,001,122; 3.38%-6.63%,
   02/15/08-02/15/27)
   5.28%, 12/01/06                     250,036,667         250,000,000
----------------------------------------------------------------------
Fortis Securities LLC, Agreement
   dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $510,000,163; 0%-9.88%,
   12/21/06-11/15/28)
   5.28%, 12/01/06                     500,073,333         500,000,000
----------------------------------------------------------------------
Greenwich Capital Markets, Inc.,
   Joint agreement dated
   11/30/06, aggregate maturing
   value $300,044,000
   (collateralized by U.S.
   Treasury obligations valued
   at $306,001,690; 0%-3.88%,
   01/15/08-04/15/29)
   5.28%, 12/01/06                     250,036,667         250,000,000
----------------------------------------------------------------------

TREASURY PORTFOLIO


                                          REPURCHASE
                                            AMOUNT           VALUE
----------------------------------------------------------------------
JPMorgan Securities Inc.,
   Agreement dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $255,000,390; 2.38%,
   01/15/25)
   5.28%, 12/01/06               $     250,036,667  $      250,000,000
----------------------------------------------------------------------
Merrill Lynch Government
   Securities, Inc., Agreement
   dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $510,000,662; 3.75%-4.88%,
   03/31/07-05/31/11)
   5.28%, 12/01/06                     500,073,333         500,000,000
----------------------------------------------------------------------
Societe Generale S.A., Agreement
   dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $255,000,049; 4.63%,
   09/30/08)
   5.27%, 12/01/06                     250,036,597         250,000,000
----------------------------------------------------------------------
UBS Securities LLC, Agreement
   dated 11/30/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $255,022,770; 4.50%-4.88%,
   08/15/16-02/15/36)
   5.28%, 12/01/06                     250,036,667         250,000,000
----------------------------------------------------------------------
UBS Securities LLC, Term
   agreement dated 11/14/06,
   (collateralized by U.S.
   Treasury obligations valued
   at $204,000,012); 4.63%,
   10/31/11)
   5.21%, 01/16/07(c)                           --         200,000,000
======================================================================
     Total Repurchase Agreements
        (Cost $4,394,470,186)                            4,394,470,186
======================================================================
TOTAL INVESTMENTS--100.39%
   (Cost $5,433,479,434)(d)                              5,433,479,434
======================================================================
OTHER ASSETS LESS LIABILITIES--(0.39)%                    (21,359,328)
======================================================================
NET ASSETS--100.00%                               $      5,412,120,106
======================================================================

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Principal amount equals value at period end. See Note 1D.

(c) Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily.

(d) Also represents cost for federal income tax purposes.


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-20

TREASURY PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

TREASURY PORTFOLIO


D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

STIC PRIME PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)

                                                  PRINCIPAL
                                                   AMOUNT
                           MATURITY                 (000)             VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER--66.12%(a)

ASSET-BACKED SECURITIES -
   COMMERCIAL LOANS/LEASES--2.79%

Fountain Square
   Commercial Funding
   Corp.
   (Acquired 10/17/06;
   Cost $85,271,198)
   5.26%(b)                12/14/06           $      86,000   $       85,836,648
--------------------------------------------------------------------------------
   (Acquired 11/13/06;
   Cost $79,544,133)
   5.26%(b)                12/22/06                  80,000           79,754,533
--------------------------------------------------------------------------------
   (Acquired 11/21/06;
   Cost $28,851,697)
   5.26%(b)                12/26/06                  29,000           28,894,070
--------------------------------------------------------------------------------
   (Acquired 11/30/06;
   Cost $26,416,887)
   5.26%(b)                01/11/07                  26,580           26,420,771
================================================================================
                                                                     220,906,022
================================================================================

ASSET-BACKED SECURITIES - CONSUMER
   RECEIVABLES--4.32%

Old Line Funding, LLC
   (Acquired 10/19/06;
   Cost $83,348,122)
   5.25%(b)                12/07/06                  83,948           83,874,546
--------------------------------------------------------------------------------
   (Acquired 11/08/06;
   Cost $79,510,000)
   5.25%(b)                12/20/06                  80,000           79,778,333
--------------------------------------------------------------------------------
   (Acquired 11/16/06;
   Cost $39,754,533)
   5.26%(b)                12/28/06                  40,000           39,842,200
--------------------------------------------------------------------------------
Thunder Bay Funding, LLC
   (Acquired 10/25/06;
   Cost $43,260,457)
   5.26%(b)                12/12/06                  43,566           43,495,980
--------------------------------------------------------------------------------
   (Acquired 11/15/06;
   Cost $34,066,020)
   5.26%(b)                12/15/06                  34,216           34,146,009
--------------------------------------------------------------------------------
   (Acquired 11/13/06;
   Cost $24,972,263)
   5.26%(b)                12/20/06                  25,108           25,038,297
--------------------------------------------------------------------------------
   (Acquired 11/01/06;
   Cost $35,445,648)
   5.27%(b)                12/01/06                  35,602           35,602,000
================================================================================
                                                                     341,777,365
================================================================================

ASSET-BACKED SECURITIES - FULLY
   BACKED--9.34%

Aquinas Funding LLC


                                                  PRINCIPAL
                                                   AMOUNT
                           MATURITY                 (000)             VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED--(CONTINUED)

   (CEP-MBIA Insurance
   Corp.)
   (Acquired 11/27/06;
   Cost $50,002,856)
   5.26%(b)                12/27/06           $      50,223   $       50,032,209
--------------------------------------------------------------------------------
   (Acquired 11/21/06;
   Cost $50,002,487)
   5.27%(b)                12/26/06                  50,260           50,076,062
--------------------------------------------------------------------------------
Aspen Funding Corp.
   (CEP-MBIA Insurance
   Corp.)
   (Acquired 11/17/06;
   Cost $74,627,417)
   5.26%(b)                12/21/06                  75,000           74,780,833
--------------------------------------------------------------------------------
   (Acquired 11/09/06;
   Cost $59,522,561)
   5.27%(b)                01/08/07                  60,050           59,715,955
--------------------------------------------------------------------------------
Concord Minutemen
   Capital Co., LLC
   (Multi
   CEP's-Liberty
   Hampshire Co., LLC;
   agent) (Acquired
   11/29/06; Cost
   $66,764,288)
   5.27%(b)                01/04/07                  67,118           66,783,939
--------------------------------------------------------------------------------
Govco Inc.
   (Multi
   CEP's-Government
   sponsored entities)
   (Acquired 11/13/06;
   Cost $93,090,938)
   5.25%(b)                12/13/06                  93,500           93,336,375
--------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
   (CEP-Bank of
   America, N.A.)
   (Acquired 11/16/06;
   Cost $59,719,467)
   5.26%(b)                12/18/06                  60,000           59,850,967
--------------------------------------------------------------------------------
Long Lane Master Trust IV
   (CEP-Bank of
   America, N.A.)
   (Acquired 11/27/06;
   Cost $74,352,229)
   5.27%(b)                01/25/07                  75,000           74,396,146
--------------------------------------------------------------------------------
Newport Funding Corp.
   (CEP-MBIA Insurance
   Corp.) (Acquired
   11/03/06; Cost
   $149,274,687)
   5.28%(b)                12/06/06                 150,000          149,890,104
--------------------------------------------------------------------------------

STIC PRIME PORTFOLIO

                                                  PRINCIPAL
                                                   AMOUNT
                           MATURITY                 (000)            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - FULLY BACKED--(CONTINUED)

Ticonderoga Funding LLC
     (CEP-Bank of
   America, N.A.)
   (Acquired 11/29/06;
   Cost $59,754,067)
   5.27%(b)                12/27/06          $      60,000   $      59,771,633
==============================================================================
                                                                   738,634,223
==============================================================================

ASSET-BACKED SECURITIES - MULTI-
   PURPOSE--24.88%

Atlantic Asset
   Securitization LLC
   (Acquired 10/06/06;
   Cost $23,001,569)
   5.26%(b)                12/05/06                 23,205          23,191,438
------------------------------------------------------------------------------
   (Acquired 10/16/06;
   Cost $10,749,321)
   5.26%(b)                12/11/06                 10,838          10,822,164
------------------------------------------------------------------------------
   (Acquired
   11/10/06-11/14/06; Cost
   $89,503,520)
   5.26%(b)                12/18/06                 89,974          89,750,515
------------------------------------------------------------------------------
   (Acquired 11/15/06;
   Cost $54,002,389)
   5.26%(b)                12/19/06                 54,272          54,129,265
------------------------------------------------------------------------------
   (Acquired 11/10/06;
   Cost $30,001,752)
   5.26%(b)                12/22/06                 30,187          30,094,376
------------------------------------------------------------------------------
   (Acquired 11/30/06;
   Cost $29,046,999)
   5.27%(b)                01/12/07                 29,231          29,051,278
------------------------------------------------------------------------------
   (Acquired 11/30/06;
   Cost $36,770,795)
   5.27%(b)                01/17/07                 37,031          36,776,216
------------------------------------------------------------------------------
   (Acquired 11/29/06;
   Cost $49,502,468)
   5.27%(b)                01/25/07                 49,919          49,517,083
------------------------------------------------------------------------------
Barton Capital LLC
   (Acquired 11/08/06;
   Cost $49,577,889)
   5.24%(b)                01/05/07                 50,000          49,745,278
------------------------------------------------------------------------------
Chariot Funding LLC/Ltd.
   (Acquired 11/28/06;
   Cost 49,795,444)
   5.26%(b)                12/26/06                 50,000          49,817,361
------------------------------------------------------------------------------
Charta LLC
   (Acquired 10/11/06;
   Cost $198,308,333)
   5.25%(b)                12/08/06                200,000         199,795,833
------------------------------------------------------------------------------
   (Acquired 10/27/06;
   Cost $49,620,833)
   5.25%(b)                12/18/06                 50,000          49,876,042
------------------------------------------------------------------------------
   (Acquired 10/17/06;
   Cost $39,737,000)
   5.26%(b)                12/01/06                 40,000          40,000,000
------------------------------------------------------------------------------
   (Acquired 11/28/06;
   Cost $49,590,889)
   5.26%(b)                01/23/07                 50,000          49,612,806
------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT
                           MATURITY                 (000)            VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--(CONTINUED)

   (Acquired 11/30/06;
   Cost $49,561,667)
   5.26%(b)                01/29/07          $      50,000   $      49,568,972
------------------------------------------------------------------------------
Clipper Receivables Co.,
   LLC
   5.25%                   12/14/06                 75,000          74,857,812
------------------------------------------------------------------------------
   5.25%                   12/15/06                 72,687          72,538,597
------------------------------------------------------------------------------
CRC Funding LLC
   (Acquired 11/10/06;
   Cost $49,569,792)
   5.25%(b)                01/08/07                 50,000          49,722,917
------------------------------------------------------------------------------
   (Acquired 10/25/06;
   Cost $79,509,067)
   5.26%(b)                12/06/06                 80,000          79,941,556
------------------------------------------------------------------------------
   (Acquired 11/16/06;
   Cost $79,357,111)
   5.26%(b)                01/10/07                 80,000          79,532,445
------------------------------------------------------------------------------
   (Acquired 10/31/06;
   Cost $49,773,097)
   5.27%(b)                12/01/06                 50,000          50,000,000
------------------------------------------------------------------------------
Fairway Finance Co., LLC
   (Acquired 11/16/06;
   Cost $36,846,648)
   5.26%(b)                12/19/06                 37,025          36,927,717
------------------------------------------------------------------------------
Falcon Asset
   Securitization Corp.
   (Acquired 11/17/06;
   Cost $75,003,669)
   5.26%(b)                12/19/06                 75,356          75,157,814
------------------------------------------------------------------------------
   (Acquired 11/29/06;
   Cost $74,704,125)
   5.26%(b)                12/26/06                 75,000          74,726,042
------------------------------------------------------------------------------
Ranger Funding Co., LLC
   (Acquired 11/09/06;
   Cost $85,315,129)
   5.25%(b)                12/20/06                 85,828          85,590,328
------------------------------------------------------------------------------
   (Acquired 10/19/06;
   Cost $24,821,014)
   5.26%(b)                12/07/06                 25,000          24,978,083
------------------------------------------------------------------------------
   (Acquired 10/31/06;
   Cost $29,357,729)
   5.26%(b)                12/12/06                 29,539          29,491,524
------------------------------------------------------------------------------
   (Acquired 11/06/06;
   Cost $57,226,943)
   5.26%(b)                12/13/06                 57,538          57,437,117
------------------------------------------------------------------------------
   (Acquired 10/25/06;
   Cost $24,911,487)
   5.26%(b)                12/20/06                 25,117          25,047,272
------------------------------------------------------------------------------
   (Acquired 11/03/06;
   Cost $99,283,375)
   5.27%(b)                12/22/06                100,000          99,692,875
------------------------------------------------------------------------------
Sheffield Receivables
   Corp.
   (Acquired 11/10/06;
   Cost $49,561,667)
   5.26%(b)                01/09/07                 50,000          49,715,083
------------------------------------------------------------------------------
   (Acquired 11/30/06;
   Cost $39,678,556)
   5.26%(b)                01/24/07                 40,000          39,684,400
------------------------------------------------------------------------------
Yorktown Capital LLC
   5.25%                   12/27/06                101,000         100,617,042
------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

STIC PRIME PORTFOLIO


                                                PRINCIPAL
                                                 AMOUNT
                           MATURITY              (000)             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE--(CONTINUED)
   5.25%                   12/28/06          $      51,000    $       50,799,187
================================================================================
                                                                   1,968,206,438
================================================================================

ASSET-BACKED SECURITIES - SECURITY
   INVESTMENT VEHICLES--9.42%

Aquifer Funding Ltd./LLC
   (Acquired 11/03/06;
   Cost $124,413,333)
   5.28%(b)                12/05/06                125,000           124,926,667
--------------------------------------------------------------------------------
Klio II Funding Ltd./Corp.
   (Acquired 10/27/06;
   Cost $63,132,529)
   5.27%(b)                12/05/06                 63,467            63,429,837
--------------------------------------------------------------------------------
   (Acquired 11/28/06;
   Cost $73,493,939)
   5.28%(b)                12/20/06                 73,721            73,515,564
--------------------------------------------------------------------------------
Liberty Harbour CDO
   Ltd./Inc.
   (Acquired 11/07/06;
   Cost $99,516,000)
   5.28%(b)                12/11/06                100,000            99,853,333
--------------------------------------------------------------------------------
   (Acquired 11/07/06;
   Cost $69,620,133)
   5.28%(b)                12/15/06                 70,000            69,856,267
--------------------------------------------------------------------------------
McKinley Funding
   Ltd./Corp.
   (Acquired 11/27/06;
   Cost $50,876,662)
   5.29%(b)                01/24/07                 51,314            50,906,823
--------------------------------------------------------------------------------
Tierra Alta Funding
   Ltd./Corp.
   (Acquired 11/07/06;
   Cost $49,743,576)
   5.28%(b)                12/12/06                 50,000            49,919,410
--------------------------------------------------------------------------------
   (Acquired 11/13/06;
   Cost $24,871,667)
   5.28%(b)                12/19/06                 25,000            24,934,000
--------------------------------------------------------------------------------
   (Acquired 11/15/06;
   Cost $80,465,811)
   5.28%(b)                12/21/06                 80,881            80,643,749
--------------------------------------------------------------------------------
   (Acquired 11/22/06;
   Cost $49,736,000)
   5.28%(b)                12/28/06                 50,000            49,802,000
--------------------------------------------------------------------------------
Zenith Funding Ltd./Corp.
   (Acquired 11/16/06;
   Cost $56,944,771)
   5.27%(b)                01/11/07                 57,415            57,070,725
================================================================================
                                                                     744,858,375
================================================================================


ASSET-BACKED SECURITIES - TRADE
   RECEIVABLES--5.30%

CAFCO, LLC
   (Acquired 10/31/06;
   Cost $70,615,859)
   5.25%(b)                12/21/06                 71,145            70,937,494
--------------------------------------------------------------------------------
   (Acquired 10/31/06;
   Cost $49,620,833)
   5.25%(b)                12/22/06                 50,000            49,846,875
--------------------------------------------------------------------------------


                                                PRINCIPAL
                                                 AMOUNT
                           MATURITY              (000)             VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES--(CONTINUED)

   (Acquired 11/16/06;
   Cost $49,708,333)
   5.25%(b)                12/26/06          $       50,000   $       49,817,708
--------------------------------------------------------------------------------
   (Acquired 11/30/06;
   Cost $49,561,667)
   5.26%(b)                01/29/07                  50,000           49,568,972
--------------------------------------------------------------------------------
Ciesco, LLC
   (Acquired 10/31/06;
   Cost $49,686,458)
   5.25%(b)                12/13/06                  50,000           49,912,500
--------------------------------------------------------------------------------
   (Acquired 11/30/06;
   Cost $49,562,500)
   5.25%(b)                01/29/07                  50,000           49,569,792
--------------------------------------------------------------------------------
   (Acquired 10/31/06;
   Cost $49,693,167)
   5.26%(b)                12/12/06                  50,000           49,919,639
--------------------------------------------------------------------------------
   (Acquired 11/27/06;
   Cost $49,576,278)
   5.26%(b)                01/24/07                  50,000           49,605,500
================================================================================
                                                                     419,178,480
================================================================================

CONSUMER FINANCE--3.15%

Toyota Motor Credit Corp.
   5.24%                   12/04/06                 100,000           99,956,333
--------------------------------------------------------------------------------
   5.25%                   01/17/07                 150,000          148,971,875
================================================================================
                                                                     248,928,208
================================================================================

DIVERSIFIED BANKS--3.78%

Bank of America Corp.
   5.23%                   12/07/06                 100,000           99,912,834
--------------------------------------------------------------------------------
   5.23%                   12/11/06                 100,000           99,854,722

Citigroup Funding Inc.
   5.26%                   12/28/06                 100,000           99,605,500
================================================================================
                                                                     299,373,056
================================================================================

INDUSTRIAL CONGLOMERATES--1.26%

General Electric Co.
   5.24%                   12/29/06                 100,000           99,592,444
================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--1.88%

General Electric Capital
   Corp.
   5.24%                   01/26/07                 150,000          148,777,333
================================================================================
      Total Commercial Paper
        (Cost $5,230,231,944)                                      5,230,231,944
================================================================================


MASTER NOTE AGREEMENTS--9.29%

Lehman Brothers Inc.
   (Acquired 12/20/04;
   Cost $335,000,000)
   5.43%(b)(c)(d)(e)             --                 335,000          335,000,000
--------------------------------------------------------------------------------
Merrill Lynch Mortgage
   Capital, Inc.
   (Acquired 08/22/06;
   Cost $400,000,000)
   5.44%(b)(c)(d)          12/06/06                 400,000          400,000,000
================================================================================
     Total Master Note Agreements
        (Cost $735,000,000)                                          735,000,000
================================================================================

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.         F-25

STIC PRIME PORTFOLIO

                                                PRINCIPAL
                                                 AMOUNT
                           MATURITY               (000)              VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--0.97%

FEDERAL HOME LOAN BANK (FHLB)--0.97%

Unsec. Disc. Notes,
   5.18%(a)(c)
   (Cost $77,200,000)      12/01/06          $      77,200   $       77,200,000
================================================================================
TOTAL INVESTMENTS (excluding Repurchase
   Agreements)--76.38%
   (Cost $6,042,431,944)                                          6,042,431,944
================================================================================


                                                REPURCHASE
                                                  AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--24.00%(f)

ABN AMRO Bank N.V., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $250,036,806 (collateralized
   by U.S. Government
   obligations valued at
   $255,000,830; 0%-6.75%,
   04/13/07-03/15/31)
   5.30%, 12/01/06                             109,016,048           109,000,000
--------------------------------------------------------------------------------
Banc of America Securities LLC,
   Joint agreement dated
   11/30/06, aggregate maturing
   value $1,000,147,222
   (collateralized by a U.S.
   Government obligation valued
   at $1,020,000,001; 5.00%,
   06/01/35)
   5.30%, 12/01/06                             225,033,125           225,000,000
--------------------------------------------------------------------------------
Barclays Capital Inc., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $1,000,147,500 (collateralized
   by U.S. Government obligations
   valued at $1,020,000,000;
   3.60%-7.22%, 08/01/17-11/01/46)
   5.31%, 12/01/06                             421,540,204           421,478,036
--------------------------------------------------------------------------------
BNP Paribas Securities Corp.,
   Joint agreement dated
   11/30/06, aggregate maturing
   value $250,036,806
   (collateralized by U.S.
   Government obligations valued
   at $255,000,952; 2.75%-5.25%,
   04/19/07-02/24/11)
   5.30%, 12/01/06                             109,016,047           109,000,000
--------------------------------------------------------------------------------
Credit Suisse Securities (USA)
   LLC, Joint agreement dated
   11/30/06, aggregate maturing
   value $150,022,083
   (collateralized by U.S.
   Government obligations valued
   at $155,966,230; 0%,
   08/18/16-04/04/36)
   5.30%, 12/01/06                               9,001,325             9,000,000
--------------------------------------------------------------------------------



                                                REPURCHASE
                                                  AMOUNT             VALUE
--------------------------------------------------------------------------------
Deutsche Bank Securities Inc.,
   Joint agreement dated
   11/30/06, aggregate maturing
   value $150,022,083
   (collateralized by U.S.
   Government obligations valued
   at $153,000,795; 3.00%-6.30%,
   03/28/07-12/13/24)
   5.30%, 12/01/06                           $   9,001,325       $     9,000,000
--------------------------------------------------------------------------------
Fortis Bank N.V./S.A., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $275,040,486 (collateralized
   by U.S. Government
   obligations valued at
   $280,500,942; 0.00%-4.75%,
   11/30/09-02/15/15)
   5.30%, 12/01/06                             134,019,728           134,000,000
--------------------------------------------------------------------------------
Goldman, Sachs & Co., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $250,036,736 (collateralized
   by U.S. Government
   obligations valued at
   $255,000,722; 3.75%-6.75%,
   08/18/09-09/15/29)
   5.29%, 12/01/06                             109,016,017           109,000,000
--------------------------------------------------------------------------------
RBC Capital Markets, Agreement dated
   11/30/06, maturing value $150,022,167
   (collateralized by U.S. Government
   obligations valued at $153,000,001;
   5.00%-8.85%, 01/01/18-07/01/46)
   5.32%, 12/01/06                             150,022,167           150,000,000
--------------------------------------------------------------------------------
Societe Generale S.A., Joint
   agreement dated 11/30/06,
   aggregate maturing value
   $500,073,750 (collateralized
   by U.S. Government
   obligations valued at
   $510,000,654; 4.00%-6.00%,
   05/23/07-11/01/36)
   5.31%, 12/01/06                             273,040,268           273,000,000
--------------------------------------------------------------------------------
UBS Securities LLC, Joint agreement
   dated 11/30/06, aggregate maturing
   value $750,110,625 (collateralized
   by U.S. Government obligations valued
   at $765,000,574; 4.50%-11.00%,
   11/01/07-11/01/36) 5.31%, 12/01/06          350,051,625           350,000,000
================================================================================
     Total Repurchase Agreements
        (Cost $1,898,478,036)                                      1,898,478,036
================================================================================
TOTAL INVESTMENTS--100.38%
   (Cost $7,940,909,980)(g)(h)                                     7,940,909,980
================================================================================
OTHER ASSETS LESS LIABILITIES--(0.38)%                               (30,313,461)
================================================================================
NET ASSETS--100.00%                                              $ 7,910,596,519
================================================================================

Investment Abbreviations:

CEP      --Credit Enhancement Provider

Disc.    --Discounted

Unsec.   --Unsecured

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE          F-26

STIC PRIME PORTFOLIO


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2006 was $4,869,748,265, which represented 61.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.

(d) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on November 30, 2006.

(e) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(f) Principal amount equals value at period end. See Note 1D.

(g) Also represents cost for federal income tax purposes.

(h) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.



    Entities                                                        Percentage
    ----------------------------------------------------------------------------
    Merrill Lynch & Co.                                                5.1%
    ----------------------------------------------------------------------------



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.        F-27

STIC PRIME PORTFOLIO


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2006
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The

STIC PRIME PORTFOLIO
    principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Item 2. Controls and Procedures.

     (a) As of December 14, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 14, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 26, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: January 26, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: January 26, 2007

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.